Balance Sheet Components - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,000,000	$ 1,900,000	$ 3,700,000	$ 3,900,000
Carrying value	145,728,000		145,728,000		$ 205,364,000
Impairment recognized			60,088,000	0
Assets held-for-sale, not part of disposal group	1,600,000		1,600,000
Restructuring and impairment charges	$ 46,283,000	0	71,847,000	0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring and impairment charges
Restructuring Charges
Property, Plant and Equipment [Line Items]
Restructuring and impairment charges	$ 4,600,000		16,200,000
Construction work-in-progress
Property, Plant and Equipment [Line Items]
Interest related to qualifying expenditures	0	$ 400,000	2,400,000	$ 400,000
Carrying value	79,235,000		79,235,000		104,117,000
Buildings
Property, Plant and Equipment [Line Items]
Carrying value	23,198,000		23,198,000		$ 32,778,000
Buildings and Construction in Progress
Property, Plant and Equipment [Line Items]
Fair value of long lived assets, held for use	132,500,000		132,500,000
Carrying value	174,000,000		$ 174,000,000
Buildings and Construction in Progress | Level 2
Property, Plant and Equipment [Line Items]
Impairment recognized	$ 41,500,000